Annual Total Returns[BarChart] - PSF PGIM Jennison Blend Portfolio - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.47%)	13.69%	33.53%	7.71%	2.36%	3.78%	25.78%	(4.85%)	28.89%	29.00%